FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS [abstract]
Schedule of financial instruments measured at fair value for each hierarchy

As at December 31, 2020 and December 31, 2019, the Group held the following financial instruments measured at fair value for each hierarchy respectively:

	December 31, 2020	Level 1	Level 2	Level 3
Assets measured at fair value
Other financial assets-current
Corporate wealth management products	61,662	-	61,662	-
Money market funds	-	-	-	-
Equity investments
Non-publicly traded investments – non current	1,176	-	-	1,176
Publicly traded investments – non current*	653	653	-	-
	63,491	653	61,662	1,176

	December 31, 2019	Level 1	Level 2	Level 3
Assets measured at fair value
Other financial assets-current
Corporate wealth management products	107,853	-	107,853	-
Money market funds	6,660	6,660	-	-
Equity investments
Non-publicly traded investments – non current	1,809	-	-	1,809
Publicly traded investments – non current*	1,127	1,127	-	-
	117,449	7,787	107,853	1,809